Capital Structure	12 Months Ended
Dec. 31, 2022
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

(a)	Preferred Stock

The Company is authorized to issue up to 25,000,000 registered shares of preferred stock with a par value of $0.0001. The board of directors of the Company is expressly granted the authority to issue preferred shares and to establish such series of preferred shares with such designations, preferences and relative participating, rights, qualifications, limitations or restrictions as it determines. As at December 31, 2022 and 2021, the Company had 20,000 series B preferred shares issued and outstanding with par value $0.0001 per share. The series B preferred shares were issued on December 10, 2021, to the Company’s Chief Executive Officer, considered a related party, for a total cash consideration of $250. The issuance of the Series B preferred shares was approved by a special independent committee of the board of directors of the Company which obtained a fairness opinion from an independent financial advisor regarding the value of the preferred shares. Each series B preferred shares entitle the holder to 25,000 votes per share on all matters submitted to a vote of the shareholders of the Company, provided however, that no holder of series B preferred shares may exercise voting rights pursuant to series B preferred shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates to exceed 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders of the Company. The holder of series B preferred shares shall have no special voting or consent rights and shall vote together as one class with the holders of the common shares on all matters put before the shareholders. The series B preferred shares are not convertible into common shares or any other security, are not redeemable, are not transferable and have no dividend rights. Upon any liquidation, dissolution or winding up of the Company, the series B preferred shares will rank pari-passu with the common shareholders and shall be entitled to receive a payment equal to the par value of $0.0001 per share. The Series B preferred holder has no other rights to distributions upon any liquidation, dissolution or winding up of the Company.

(b)	Common Stock

i)	NASDAQ Notifications – Effect of reverse stock split

On August 1, 2022, the Company received written notification from The Nasdaq Stock Market (“Nasdaq”), indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from June 16, 2022, to July 29, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to the Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until January 30, 2023. The Company could cure this deficiency if the closing bid price of its common stock was $1.00 per share or higher for at least ten consecutive business days during the grace period (Note 16).

On January 26, 2022, the Company received written notification from Nasdaq, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from December 13, 2021 to January 25, 2022, was below the minimum, $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). On February 14, 2022, the Company received written notification from Nasdaq that the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock. The compliance was regained organically, as the closing bid price of the Company’s common stock has been at $1.00 per share or greater for at least 10 consecutive business days.

On September 30, 2020, the Company received written notification from The Nasdaq Stock Market (“Nasdaq”), indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from August 18, 2020 to September 29, 2020, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). On February 11, 2021, the Company received written notification from Nasdaq that the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock. The compliance was regained organically, as the closing bid price of the Company’s common stock has been at $1.00 per share or greater for at least 10 consecutive business days.

On June 30, 2020, the Company’s common stock began trading on a split-adjusted basis, following a June 25, 2020 approval from the Company’s board of directors to reverse split the Company’s common stock at a ratio of one-for-sixteen, in order to cure the deficiency of the minimum bid price requirement originally communicated to the Company on July 15, 2019. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

ii)	Dividends

On March 10, 2022, the Company announced a regular quarterly dividend of $0.25 per share as well as a special dividend of $0.25 per share for the fourth quarter of 2021which were paid on April 5, 2022 to all shareholders of record as of March 25, 2022.

On May 31, 2022, the Company announced a regular quarterly dividend of $0.25 per share for the first quarter of 2022 which was paid on July 14, 2022 to the shareholders of record as of June 28, 2022.

On August 4, 2022, the Company announced a regular quarterly dividend of $0.25 per share for the second quarter of 2022 which was paid on October 11, 2022 to the shareholders of record as of September 25, 2022.

On November 30, 2022, the Company announced a regular quarterly dividend of $0.25 per share for the third quarter of 2022 which was paid on January 30, 2023 to the shareholders of record as of December 28, 2022 (Note 16). The dividend declared on November 30, 2022 amounting to $4,548 is included in “Other current liabilities” as of December 31, 2022 in the accompanying consolidated balance sheet and were paid to the shareholders of record on January 30, 2023 (Note 16).

The total dividends declared in 2022 amounted to $22,472.

iii)	Common stock issuances and buybacks

In June 2022, the Board of Directors of the Company authorized a share repurchase plan under which the Company may repurchase up to $5,000 of its outstanding common shares, convertible note or warrants. No repurchases have been made as of December 31, 2022.

During the fourth quarter of 2021, the Company repurchased 170,210 of its outstanding common shares at an average price of approximately $9.93 pursuant to its share repurchase program for a total of $1,708, inclusive of commissions and fees. All  the repurchased shares were cancelled as of December 31, 2021.

On July 2, 2021, the Company’s board of directors declared a dividend of one preferred share purchase right (a “Right”) for each of the Company’s outstanding common shares and adopted a shareholder rights plan (the “Shareholders Rights Agreement”). The dividend was payable on July 19, 2021 to the shareholders of record on July 2, 2021. Each Right will allow its holder to purchase from the Company one one-thousandth of a Series A Participating Preferred Share (a “Preferred Share”) for $5.00 (the “Exercise Price”), once the Rights become exercisable. This portion of a Preferred Share will give the shareholder approximately the same dividend, voting and liquidation rights as would one common share. Prior to exercise, the Right does not give its holder any dividend, voting, or liquidation rights. The Rights will not be exercisable until ten days after the public announcement that a person or group has become an “Acquiring Person” by obtaining beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s outstanding common shares. The Acquiring Person will not be entitled to exercise these Rights. If an Acquiring Person obtains beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s common shares, then each Right will entitle the holder to purchase for the Exercise Price, in lieu of one one-thousandth of a share of Series A Preferred Stock, a number of common shares having a then-current market value of twice the Exercise Price. In addition, if after an Acquiring Person obtains 10% (15% in the case of a passive institutional investor) or more of the Company’s common shares, (i) the Company merges into another entity; (ii) an acquiring entity merges into the Company; or (iii) the Company sells or transfers 50% or more of its assets, cash flow or earning power, then each Right will entitle the holder to purchase, for the Exercise Price, a number of common shares of the person engaging in the transaction having a then-current market value of twice the Exercise Price. The board of directors may redeem the Rights for $0.0001 per Right under certain circumstances. The Rights expire on the earliest of (i) July 1, 2024; or (ii) the redemption or exchange of the Rights. As at December 31, 2022 and 2021, no Rights were exercised.

On April 26, 2021, JDH exercised its option to purchase 428,571 additional Units (with each unit consisting of one common share of the Company, or, at JDH’s option, one pre-funded warrant in lieu of such common share, and ten warrants to purchase one common share at an exercise price of $7.00 per share) at a price of $7.00 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units) (Note 6). 428,571 common shares were issued to JDH in this transaction.

On October 5, 2021, JDH elected to convert $120 of the principal amount of the First JDH Note into 10,000 fully paid and non-assessable shares (Note 8).

On October 8, 2021, JDH elected to convert an additional $3,480 of the principal amount of the First JDH Note into 290,000 fully paid and non-assessable shares (Note 8).

iv)	Equity Offerings

On February 19, 2021, the Company sold 4,415,000 common shares under a registered direct offering at a price of $17 per common share, in exchange for gross proceeds of $75,055, or net proceeds of approximately $69,971.

During April through August 2020, the Company raised $73,750 in proceeds net of underwriters fees and commissions or $71,835 in proceeds net of underwriters fees, commissions and other expenses, from two follow-on public offering, four registered direct offerings, and from the partial exercises of Class D warrants issued in the follow-on public offering as well as the full exercise of all warrants issued in four private placements that took place concurrently with the registered direct offerings (see below).

On April 2, 2020, the Company completed a follow-on public offering of 253,646 units (including the full exercise of the over-allotment option of 33,084 units granted to the underwriters), each unit consisting of one common share or pre-funded warrants in lieu of common shares and 160 Class D warrants to purchase  one common share of the Company, at a combined price of $27.20 per unit. On April 22, 2020, the exercise price of the Class D warrants was lowered from $27.2 per share initially to $19.20 per share and on June 8, 2020 was further reduced to $16.00 per share. The gross proceeds from the follow-on public offering were $6,899. Each Class D warrant has an exercise price of $16.00, is exercisable upon issuance and expires in April 2025.

On August 20, 2020, the Company completed an underwritten public offering of (i) 3,571,428 units, each unit consisting of one common share or pre-funded warrant in lieu of common shares and ten Class E Warrants to purchase one common share of the Company, at a combined price of $7.00 per Unit and (ii) 5,182,142 Class E Warrants purchased by the underwriters under their over-allotment option at a price of $0.01. The gross proceeds from the public offering were $25,000.

On September 1, 2020, 258,214 common shares were issued following the partial exercise of the overallotment option granted to the underwriters related to the underwritten public offering which closed on August 20, 2020, in exchange for gross proceeds of $1,782.

In October 2020, 200,000 common shares were issued following the partial exercise of the remaining outstanding pre-funded warrants related to the underwritten public offering which closed on August 20, 2020, in exchange for gross proceeds of $20.

(c)          Warrants

All warrants are classified in equity, according to the Company’s accounting policy (Note 2).

During the year ended December 31, 2022, 10,000 shares were issued from 100,000 Class E warrants exercised, for proceeds of $70. As of December 31, 2022, 8,532,713 of Class E warrants remain outstanding.

In connection with the public offering which closed on April 2, 2020, the Company granted to the representative of the underwriters one representative warrant to purchase 11,028 common shares, at an exercise price of $34.0 per share. The warrants expire in April 2023.

On June 8, 2020, the company entered into a warrant exercise agreement with each holder of Class D warrants pursuant to which public warrants were exercised to purchase 61,404 shares at a price of $16.0 per share. The Company’s gross proceeds were $982.

As of December 31, 2020, out of the 40,583,500 Class D Warrants from the April 2020 follow-on public offering, the Company has issued 226,342 common shares in exchange for gross proceeds of $4,100, including the $982 received under the June 8, 2020 Class D warrant exercise agreement. 4,368,750 Class D Warrants remained unexercised as of December 31, 2021 and 2020, for the issuance of 27,304 shares at an exercise price of $16.0 per share.

On August 20, 2020, the Company completed an underwritten public offering of (i) 3,571,428 units, each unit consisting of one common share or pre-funded warrant in lieu of common shares and ten Class E Warrants to purchase one common share of the Company, at a combined price of $7.0 per unit and (ii) 5,182,142 Class E Warrants purchased by the underwriters under their over-allotment option. Each common share issuable under Class E warrants has an exercise price of $7.0, is exercisable upon issuance and expires in August 2025. All pre-funded warrants have been exercised as of December 31, 2020. No Class E warrants were exercised within 2020. During the year ended December 31, 2021, 3,226,371 shares were issued from Class E warrants’ exercises, for proceeds of $22,585.

On December 31, 2020, the Company agreed to issue to JDH (i) 7,986,913 warrants to purchase common shares at an exercise price of $7.0 per share and (ii) 95,573 pre-funded warrants with an exercise price of $0.001 in lieu of such common shares as part of the December 2020 JDH amendments. The 7,986,913 warrants were issued on January 8, 2021 and expire in January 2026. On March 24, 2021, the Company issued 95,573 common shares to JDH, following JDH’s exercise of its pre-funded warrants. On April 26, 2021, JDH exercised its option to purchase 428,571 additional Units (with each unit consisting of one common share of the Company, or, at JDH’s option, one pre-funded warrant in lieu of such common share, and ten warrants to purchase one common share at an exercise price of $7.0 per share) at a price of $7.0 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units) (Note 7). The issuance of shares to JDH and associated reduction in debt balance took place on May 6, 2021 (Note 7). The 4,285,714 warrants were issued on May 6, 2021 and had an expiration date of May 2026. On May 12, 2021, JDH exercised 7,986,913 warrants to purchase 798,691 common shares at an exercise price of $7.0 per share. The Company received the funds of $5,591 on May 14, 2021 and the shares were issued to JDH on May 19, 2021. On December 10, 2021, the Company bought back the warrant to purchase 428,571 common shares from JDH for $1,023.

The Company’s previously issued Class B Warrants, trading under the symbol SHIPZ, expired according to their terms on May 13, 2022. Pursuant to such expiration trading of the Class B Warrants was terminated. The Class B Warrants were the last class of the Company’s warrants that were listed for trading.

As of December 31, 2022, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class D	27,304
Class E	853,271
Representative Warrants	11,028
Total	891,603